Business Combinations (Tables)	3 Months Ended
Mar. 31, 2025
Business Combinations [Abstract]
Schedule of Business Combinations

Details of business combinations that occurred for the three months ended March 31, 2025 and 2024 are as follows:

		For the year ended December 31, 2023
Acquiree	Main business	Acquisition date	Ownership (%)	Total consideration
Darnatein	New drug development, etc.	March 31, 2023	100.0%	$81,436,889

Schedule of Identifiable Assets and Liabilities and Goodwill

Details of identifiable assets and liabilities and goodwill, which are recognized as the result of the acquisition of Darnatein completed during the year ended December 31, 2023 are set forth in the table below.

Darnatein
Fair value of total identifiable assets:
Current assets:
Cash and cash equivalents	$68,600
Trade and other receivables	4,338
Current tax assets	285
Non-current assets:
Equipment and vehicles	7,307
Right-of-use assets	73,114
Intangible assets	73,948,145
Non-current financial assets	1,101
74,102,891
Fair value of total identifiable liabilties:
Current liabilities:
Trade and other payables	70,240
Lease liabilities	33,612
Current other liabilities	6,497
Non-current liabilities:
Severance payment	1,889
Lease liabilities	58,784
Deferred tax liabilities	19,407,543
19,578,565
Fair value of identifiable net assets	54,524,326
Goodwill	26,912,563
Purchase consideraation transferred (*)	$81,436,889
(*1)	OSR ordinary shares issued for purchase consideration of $81,436,889 is 590,425 shares at $138 per share. The number of OSR ordinary shares to be issued was determined based on negotiation with former owners of Darnatein.

Schedule of Unaudited Pro Forma Consolidated Results of Operations	The following unaudited pro forma consolidated results of operations assume that the acquisition of Darnatein was completed as of January 1, 2023.
	(Unaudited) three months ended March 31,
	2025	2024
Total operating revenues	$-	$-
Net loss attributable to OSR Holdings	(141,742)	(751,979,471)

Schedule of Patent Technology Recognized from the Acquisition of Darnatein

Details of patent technology recognized from the acquisition of Darnatein that occurred during the year ended December 31, 2023 are set forth in the table below.

Amount
Patent technology project code:
DRT 101	$73,513,419

Schedule of Net Cashflow from the Acquisitions

Net cashflow from the acquisitions for the three months ended March 31, 2025 and 2024 are as follows:

2025
Net cash outflow arising from acquisition of Darnatein:
Cash consideration	$-
Less: cash and cash equivalent balances acquired	-
$-

2024
Net cash outflow arising from acquisition of VAXIMM and RMC:
Cash consideration	$-
Less: cash and cash equivalent balances acquired	-
$-